INCOME TAXES (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 11,125	$ 8,980	$ 4,589
Deferred	(7,879)	(15,630)	(11,972)
Domestic	(14,105)	(19,716)	(12,171)
Foreign	17,351	13,066	4,788
Income tax expense	$ 3,246	$ (6,650)	$ (7,383)